united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number: 811-23957

OneAscent Capital Opportunities Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Gary Grasso

Secretary

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: (513) 587-3400

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

OneAscent Capital Opportunities Fund (OACOX)

Annual Financial Statements

March 31, 2025

OneAscent Investment Solutions, LLC

23 Inverness Center Parkway

Birmingham, Alabama 35242

Telephone: 1-800-222-8274

Management Discussion of Fund Performance (Unaudited)

March 31, 2025

Dear Shareholders,

I am pleased to present the annual report for the OneAscent Capital Opportunities Fund (the “Fund” or “OACOX”) for the fiscal period ending March 31, 2025. The Fund began operations on December 27, 2024, so there is a limited performance history on which we will report. However, we are encouraged by the strong interest expressed in the Fund and are excited about the years to come.

Performance Overview:

We only began to deploy the growing assets of OACOX into our investment strategy at the end of the quarter so there is limited performance information to share. However, through our active management of a portfolio of liquid alternative investments, the Fund achieved a total return of 1.39% over the quarter ended March 31, 2025, compared to the Fund’s equity benchmark (MSCI All Country World Index, or ACWI) of -1.32% and compared to the Fund’s fixed income benchmark (Bloomberg U.S. Aggregate Bond Index) of 2.78%. Since inception (December 27, 2024), the Fund achieved a total return of 2.10%, compared to the MSCI ACWI of -2.51% and the Bloomberg U.S. Aggregate Bond Index of 3.10%.

Market Conditions:

The global economy faced headwinds from inflationary pressures, geopolitical tensions, and fluctuating interest rates. However, we believe our investment strategy of a diversified private markets portfolio and dynamic management of that portfolio is ideally suited for this type of market. It can afford investors the potential for lower correlation to public markets. It can allow us the opportunity to mitigate risks and capitalize on growth opportunities.

Private Markets:

Private Markets have been slowed in recent years by the lack of liquidity from exits like IPOs and strategic sales. We believe this is refining the companies and ultimately may provide better outcomes as long as investment selection remains rigorous. Artificial intelligence (“AI”) is having a profound impact on companies today, most of which has nothing to do with the headlines about highly visible AI powered search engines and conversational response tools. We believe it is a good time to be investing in private markets. Innovation often comes from smaller, hungry private companies seeking to grow and build something of significance. Access to those high growth companies, and the enhanced return potential from them, is one reason private markets have historically attracted large allocations from institutional investors. Another reason is the ability to have a greater influence on the positive impact these companies can have. That’s why we wanted to make these investments available to all investors.

Management Discussion of Fund Performance (Unaudited) (continued)

Faith-Aligned Investment Strategy:

The Fund is an actively managed, diversified interval fund designed to deliver private market returns and positive values-driven impact. The fund was conceived with the intention to allow all investors the opportunity to invest into private equity, venture capital, and other private market assets. And to be accessible to all investors regardless of net worth qualifications offering low minimum investments and no complicated subscription documents.

Our investment strategy is guided by our commitment to aligning with Christian values. We actively seek out companies that contribute to human flourishing and address global challenges such as cultivating natural resources, fostering vibrant communities, and adding meaning to work. We avoid investing in industries or companies that conflict with our faith-based principles, such as those involved in alcohol, tobacco, gambling, and pornography.

Outlook:

Looking ahead, we anticipate continued market volatility but remain optimistic about the potential for growth in key sectors. Our team is dedicated to identifying and investing in opportunities that will drive future performance while adhering to our faith-based principles.

Thank You:

We appreciate your trust and support. Our commitment to transparency, prudent management, and shareholder value remains unwavering. We look forward to the first full year ahead.

Sincerely,

John Siverling

Portfolio Manager

OneAscent Capital Opportunities Fund

Investment Results (Unaudited)

Total Returns* as of March 31, 2025

Since Inception (12/27/2024)
OneAscent Capital Opportunities Fund	2.10%
MSCI ACWI (a)	-2.51%
Bloomberg U.S. Aggregate Bond Index (b)	3.10%

Total annual operating expenses based on estimated amounts for the current fiscal year, as disclosed in the OneAscent Capital Opportunities Fund (the “Fund”) prospectus dated December 20, 2024 were 4.30% (3.49% after fee waivers) of average daily net assets. The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed, until at least June 30, 2026 to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses, administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees (the “Board”), and extraordinary expenses – including but not limited to litigation costs), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed 2.99% per annum of the Fund’s average daily net assets attributable to shares. Such Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, upon 60 days written notice to the Adviser. Any fee waiver and/or expense payment by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived such payment, if the Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board. Additional information pertaining to the Fund’s expense ratio as of March 31, 2025 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (833) 632-5139.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for less than one year are not annualized.

(a)	The MSCI ACWI (“ACWI”) captures large and mid-cap representation across the 23 developed markets countries and 24 emerging markets countries. The performance of the ACWI is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or operating expenses. Individuals cannot invest directly in the ACWI; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(b)	The Bloomberg U.S. Aggregate Bond Index (“Index”) is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed rate and hybrid adjustable rate mortgage pass throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results (Unaudited) (continued)

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (833) 632-5139. Please read it carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Comparison of the Growth of a $10,000 Investment in the OneAscent Capital Opportunities Fund, MSCI ACWI and the Bloomberg U.S. Aggregate Bond Index (Unaudited)

OneAscent Capital Opportunities Fund $10,210
MSCI ACWI Net $9,749
Bloomberg U.S. Aggregate Bond Index $10,310
$13,000
$12,000
$11,000
$10,000
$9,000
Value
12/27/2024
12/31/2024
1/31/2025
2/28/2025
3/31/2025
Date

The chart above assumes an initial investment of $10,000 made on December 27, 2024 (commencement of operations) and held through March 31, 2025. THE FUND RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call (833) 632-5139. The Fund’s prospectus contains important information about the Fund’s investment objective, potential risks, management fees, charges and expenses, and other information. Please read the prospectus or summary prospectus carefully before investing.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

OneAscent Capital Opportunities Fund Holdings as of March 31, 2025.*

*	As a percentage of net assets.

The Fund’s investment objective is to achieve a blended return of income and capital appreciation, with special consideration given to investments that it believes will make an impact according to its values driven investment philosophy.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Fund’s website at http://capital.oneascent.com/oacox.

OneAscent Capital Opportunities Fund

Schedule of Investments

March 31, 2025

	Shares	Fair Value
BUSINESS DEVELOPMENT COMPANIES — 0.12%
Golub Capital BDC, Inc.	365	$5,526
Total Business Development Companies (Cost $5,555)		5,526

CLOSED END FUNDS — 1.52%
Cliffwater Corporate Lending Fund	6,238	67,683
Total Closed End Funds (Cost $67,000)		67,683

EXCHANGE-TRADED FUNDS — 57.86%
Alerian MLP ETF	6,600	342,804
FT Energy Income Partners Enhanced Income ETF	20,500	415,945
Global X Russell 2000 Covered Call ETF	25,000	377,500
Harbor Commodity All-Weather Strategy ETF	10,925	262,746
iShares Cohen & Steers REIT ETF	5,600	344,568
SPDR® Blackstone High Income ETF	12,500	351,500
Timothy Plan Market Neutral ETF	7,000	167,567
VanEck Vectors Mortgage REIT Income ETF	28,000	312,760
Total Exchange-Traded Funds (Cost $2,581,591)		2,575,390

OPEN END FUNDS — 22.90%
Abbey Capital Futures Strategic Fund, Class I	36,949	399,053
AQR Managed Futures Strategy Fund, Class I	45,875	408,745
Camelot Event Driven Fund, Institutional Class	6,989	146,341
Carlyle Tactical Private Credit, Class I	7,756	65,224
Total Open End Funds (Cost $1,021,000)		1,019,363

Total Investments — 82.40% (Cost $3,675,146)		3,667,962
Other Assets in Excess of Liabilities — 17.60%		783,509
NET ASSETS — 100.00%		$4,451,471

ETF	- Exchange-Traded Fund
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor’s Depositary Receipt
BDC	- Business Development Company

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Statement of Assets and Liabilities

March 31, 2025

Assets
Investments in securities, at fair value (cost $3,675,146)	$3,667,962
Cash	713,584
Receivable for fund shares sold	10,000
Receivable from Adviser	319,536
Deferred offering costs	65,900
Prepaid expenses	16,363
Total Assets	4,793,345

Liabilities
Payable to affiliates	37,175
Payable for audit and tax	19,700
Accrued shareholder service fees	150
Accrued organizational costs	168,407
Accrued offering costs	80,048
Other accrued expenses	36,394
Total Liabilities	341,874
Net Assets	$4,451,471

Net Assets consist of:
Paid-in capital	$4,459,211
Accumulated deficit	(7,740)
Net Assets	$4,451,471
Shares outstanding (unlimited number of shares authorized, no par value)	435,804
Net asset value per share	$10.21

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Statement of Operations

For the period ended March 31, 2025(a)

Investment Income
Dividend income	$8,565
Interest income	1,442
Total investment income	10,007

Expenses
Administration	38,250
Legal	20,000
Audit and tax	19,700
Offering	17,960
Transfer agent	12,578
Organizational	10,110
Custodian	8,000
Trustee	7,803
Compliance services	7,500
Report printing	7,100
Fund accounting	6,000
Adviser	5,121
Insurance	5,068
Pricing	600
Registration	252
Shareholder service fees	150
Miscellaneous	10,732
Total expenses	176,924
Fees waived and expenses reimbursed by Adviser	(166,361)
Net operating expenses	10,563
Net investment loss	(556)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Change in unrealized depreciation on:
Investment securities	(7,184)
Net realized and change in unrealized gain (loss) on investment securities	(7,184)
Net decrease in net assets resulting from operations	$(7,740)

(a)	For the period December 27, 2024 (commencement of operations) to March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Statement of Changes in Net Assets

For the Period Ended March 31, 2025(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(556)
Change in unrealized depreciation on investment securities	(7,184)
Net decrease in net assets resulting from operations	(7,740)

Capital Transactions
Proceeds from shares sold	4,359,211
Net increase in net assets resulting from capital transactions	4,359,211
Total Increase in Net Assets	4,351,471

Net Assets
Beginning of period	$100,000
End of period	$4,451,471

Share Transactions
Beginning of period	10,000
Shares sold	425,804
Net increase in shares outstanding	425,804
End of period	435,804

(a)	For the period December 27, 2024 (commencement of operations) to March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Financial Highlights

(For a share outstanding during the period)

	For the Period Ended March 31, 2025(a)
Selected Per Share Data:
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	—	(b)
Net realized and unrealized gain on investments	0.21	(c)
Total from investment operations	0.21

Net asset value, end of period	$10.21

Total Return(d)	2.10	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$4,451
Ratio of net expenses to average net assets	2.99	%(f)
Ratio of gross expenses to average net assets before waiver	44.13	%(g)
Ratio of net investment loss to average net assets	(0.16	)%(f)
Portfolio turnover rate	—	%(e)

(a)	For the period December 27, 2024 (commencement of operations) to March 31, 2025.
(b)	Rounds to less than $0.01.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized.
(f)	Annualized.
(g)	Annualized, with the exception of non recurring organizational and offering costs.

See accompanying notes which are an integral part of these financial statements.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements

March 31, 2025

NOTE 1. ORGANIZATION

OneAscent Capital Opportunities Fund (the “Fund”) is organized as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a continuously offered, diversified, closed-end management investment company. The Fund commenced operations on December 27, 2024. The investment objective of the Fund is to achieve a blended return of income and capital appreciation, with special consideration given to investments that it believes will make an impact based on its values driven investment philosophy.

OneAscent Capital LLC (the “Adviser”) serves as the Fund’s investment adviser. Bonaventure Capital, LLC (“Bonaventure”) and Investment Research Partners (“IRP”) each serve as a sub-adviser to the Fund (each a “Sub-Adviser” and collectively, the “Sub- Advisers”). The Adviser has entered into a sub-advisory agreement with each Sub-Adviser to provide ongoing research, opinions and recommendations of investments in private equity, venture capital, real estate and real assets, and private credit for the Fund. The Sub- Advisers are each paid a sub-advisory fee by the Adviser, not the Fund, for these services.

The Fund is an “interval fund,” a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding shares at the applicable NAV, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding shares at the applicable net asset value (“NAV”), which is the minimum amount permitted. Written notification of each quarterly repurchase offer will be sent to shareholders at least 21 calendar days before the repurchase request deadline (i.e., the date by which shareholders can tender their shares in response to a repurchase offer). A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of shares at any time prior to the day immediately preceding the first anniversary of the shareholder’s purchase of such shares.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

March 31, 2025

significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. The Fund has elected a tax year end of September 30th.

Share Valuation – The NAV of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern Time). The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund’s other liabilities by the total number of shares outstanding.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute its dividends from net investment income at least quarterly and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

March 31, 2025

during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes.

Organizational and Offering Costs – The Adviser advanced all of the Fund’s organizational and initial offering costs and to be subsequently reimbursed by the Fund. Costs of $83,860 incurred in connection with the offering and initial registration of the Fund were deferred and will be amortized on a straight-line basis over the first twelve months after commencement of operations. As of March 31, 2025, there was $65,900 in unamortized offering costs remaining in the Fund. The Fund’s organizational costs of $168,407 have been expensed as incurred and are subject to the Fund’s Expense Limitation Agreement.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund records its investments at fair value. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

March 31, 2025

and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Listed securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in open-end investment companies, are generally priced at their reported NAV per share. These securities are categorized as Level 1 securities.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

March 31, 2025

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Business Development Companies	$5,526	$—	$—	$5,526
Closed End Funds	67,683	—	—	67,683
Exchange-Traded Funds	2,575,390	—	—	2,575,390
Open End Funds	1,019,363	—	—	1,019,363
Total	$3,667,962	$—	$—	$3,667,962

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the Management Agreement between the Fund and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly. The Adviser is entitled to a management fee, which is calculated at an annual rate of 1.50% of the Fund’s average daily net assets.

The Adviser has retained sub-advisers to provide portfolio management and related services to the Fund. The Sub-Advisers receive a fee from the Adviser for these services.

The Adviser and the Fund have entered into an expense limitation agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed, until at least June 30, 2026, to waive its management fees and to pay or absorb the ordinary operating expenses of the Fund (excluding interest, dividends, amortization/accretion and interest on securities sold short, brokerage commissions, acquired fund fees and expenses, administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees, and extraordinary expenses – including but not limited to litigation costs), to the extent that its management fees plus the Fund’s ordinary annual operating expenses exceed 2.99% per annum of the Fund’s average daily net assets attributable to shares. The Expense Limitation Agreement may not be terminated by the Adviser, but it may be terminated by the Board, upon 60 days written notice to the Adviser.

Any fee waiver and/or expense payment by the Adviser is subject to repayment by the Fund within the three years from the date the Adviser waived any such payment, if the

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

March 31, 2025

Fund is able to make the repayment without exceeding the lesser of the expense limitation in place at the time of the waiver or the current expense limitation and the repayment is approved by the Board. For the period ending March 31, 2025, the Fund waived fees and reimbursed expenses in the amount of $166,361. The amount of organizational costs incurred prior to the commencement of operations, which were also reimbursed by the adviser, amounted to $158,297. As of March 31, 2025, the Adviser may seek repayment of management fees and expense reimbursements no later than the dates below:

Recoverable Through
March 31, 2028	$324,658

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, transfer agent and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive additional fees for attending any special meeting. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

OneAscent Capital Opportunities Fund

Notes to the Financial Statements (continued)

March 31, 2025

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended March 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	Sales
$3,675,146	$—

NOTE 6. FEDERAL TAX INFORMATION

At March 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$27,962
Gross unrealized depreciation	(35,146)
Net unrealized depreciation on investments	$(7,184)

Tax cost of investments	$3,675,146

The Fund has a tax year end of September 30th, which is different than the fiscal year end of March 31st.

NOTE 7. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

OneAscent Capital Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of OneAscent Capital Opportunities Fund (the “Fund”), as of March 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for the period from December 27, 2024 (commencement of operations) to March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period from December 27, 2024 (commencement of operations) to March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Funds advised by the investment advisor since 2022.

COHEN & COMPANY, LTD.

Cleveland, Ohio

May 30, 2025

Trustees and Officers (Unaudited)

GENERAL QUALIFICATIONS. The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees”, which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

The following table provides information regarding the Independent Trustees.

Name, Address*, (Year of Birth), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Kenneth G.Y. Grant (1949) Chair; Independent Trustee since April 2024

Current: Chair of the Governance & Nominating Committee Unified Series Trust (2022 – present); Independent Trustee, Unified Series Trust (2008 – present); Director, Standpoint Multi-Asset (Cayman) Fund, Ltd. (2019 – present); Director, Advisors Charitable Gift Fund (2020 – present), a Donor Advised Fund; Advisory Board Member, AKRA Investment Services Inc. (2024 – present).

Previous: EVP, Benefit Plans Administrative Services, Inc., provider of retirement benefit plans administration (2019 – 2020); Director, Northeast Retirement Services (NRS) LLC, a transfer agent and fund administrator; and Director, Global Trust Company (GTC), a non-depository trust company sponsoring private investment products (2003 – 2019); EVP, NRS (2003 – 2019); GTC, EVP (2008 – 2019); EVP, Savings Banks Retirement Association (2003 – 2019), provider of qualified retirement benefit plans; and Trustee, Peak Income Plus Fund (2022 – 2024); Chair of Unified Series Trust (2017 – 2022).

Daniel J. Condon (1950) Independent Trustee since April 2024	Current: Retired. Chair of Unified Series Trust (2022 – present); Independent Trustee of Unified Series Trust (2002 to present).

Previous: Chair of the Audit Committee and Chair of the Governance & Nominating Committee, (2020 – 2022), Unified Series Trust; and Trustee, Peak Income Plus Fund (May 2022 – February 2023).

*	The address for each Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
**	As of the date of this report, the Trust consists of 1 series.

The following table provides information regarding the Interested Trustees and Officers of the Trust.

Trustees and Officers (Unaudited) (continued)

Name, Address*, (Year of Birth), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David R. Carson (1958) Interested Trustee since April 2024

Current: Retired. Interested Trustee, Unified Series Trust (2020 – present); Interested Trustee of Ultimus Managers Trust (2020 – 2023).

Previous: Senior Vice President Client Strategies of Ultimus Fund Solutions, LLC (2013 – 2023); President of Unified Series Trust (2016 – 2021); Interested Trustee, Mammoth Institutional Credit Access Fund and Mammoth Institutional Equity Access Fund (2022 – 2024); and Interested Trustee Peak Income Plus Fund (2022 – 2024).

Martin R. Dean (1963) President since April, 2024	Current: President, Northern Lights Compliance Services, LLC since 2023. Previous: Senior Vice President, Head of Fund Compliance of Ultimus Fund Solutions, LLC, (2016 – 2023).
Zachary P. Richmond (1980) Treasurer and Chief Financial Officer since April, 2024	Current: Vice President, Director of Financial Administration for Ultimus Fund Solutions, LLC, since 2015.
Gweneth K. Gosselink (1955) Chief Compliance Officer since April, 2024	Current: Assistant Vice President, Compliance Officer of Ultimus Fund Solutions, LLC, since 2019.
Gary Grasso (1987) Secretary since October, 2024	Current: Attorney, Ultimus Fund Solutions, LLC, since April 2024.
Timothy J. Shaloo (1970) AML Compliance Officer since April, 2024	Current: AVP, Compliance Officer, Northern Lights Compliance Services, LLC, since 2021. Previous: Compliance Specialist, Ultimus Fund Solutions, LLC (2016 – 2020).

*	The address for each Officer and Interested Trustee is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Other Information (Unaudited)

The Funds’ Statement of Additional Information (“SAI”) includes additional information about the trustees and is available without charge, upon request. You may call toll-free at (800) 222-8274 to request a copy of the SAI or to make shareholder inquiries.

Investment Advisory Agreement Approval (Unaudited)

The Board of Trustees (the “Board”), including those Trustees who were determined to not be “interested persons” of the Trust (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) voting separately, has reviewed and approved the OneAscent Capital Opportunities Fund’s (the “Fund”) management agreement (the “Management Agreement”) with OneAscent Capital, LLC (the “Adviser”) for an initial two-year term. The Board reviewed and discussed information provided in support of the Management Agreement at their 2024 meetings. The Board unanimously approved the Management Agreement at a meeting held on April 5, 2024, at which all of the Trustees were present (the “Meeting”) subject to Fund management’s further review of certain conditions, which were later ratified on December 11, 2024.

Nature, Extent and Quality of Services. The Board considered its experience with the personnel of the Adviser through its affiliations with other funds, and its strong working relationship with the Adviser, its affiliates and its personnel. The Board noted that the Adviser was formed as a registered as an investment adviser in 2021. The Board recognized that the Adviser had assets under management of over $21 million as of December 31, 2023. The Board reviewed the credentials of the advisory personnel who would service the Fund, noting that each had considerable experience in the asset management industry. The Board acknowledged that the Adviser was one of five separate registered investment advisory firms principally owned by OneAscent Holdings LLC. The Board recognized that the Adviser operated multiple private funds which utilized portions of the Fund’s potential investment strategy. The Board agreed that the experience of the advisory personnel was impressive, and that the Adviser was well positioned to manage the Fund’s strategy, particularly given the Adviser personnel’s specialized knowledge and experience with privately offered investment funds combined with its faith-based values. The Board observed that the Fund’s holdings and investment strategy could overlap with the affiliated private funds of the Adviser and discussed the Adviser’s approach to mitigating risks across affiliates of the Adviser. The Board reviewed the updates the Adviser’s compliance program and manual in preparation for advising an interval fund and reporting from the Adviser CCO regarding such adjustments. The Board observed that the Adviser underwent a routine SEC examination in 2023 and discussed the letter of finding included in the Materials. The Board expressed satisfaction with the Adviser’s knowledge of compliance requirements for registered investment advisers and registered funds. The Board reviewed the Adviser’s assessment of the proposed sub-advisers and agreed that each sub-adviser would provide value to the Fund in each of their respective roles. The Board discussed the brokerage selection practices of the Adviser, reviewing the qualitative and quantitative factors that the Adviser may consider in selecting a broker- dealer to execute a particular transaction. After discussion, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Management Agreement and that the nature, overall quality and extent of the management services that it would provide to the Fund would be satisfactory.

Fund Performance. The Board noted that because the Fund had not yet commenced operations, it could not consider the Fund’s past performance. The Board reviewed the performance of the model portfolio as of February 29, 2024 included in the Materials, and noted that the portfolio underperformed the benchmark for the 1-year period but greatly outperformed the benchmark index since inception. The Board considered the qualifications of the portfolio managers, emphasizing

Investment Advisory Agreement Approval (Unaudited) (continued)

their considerable experience with private investments, and concluded that the Adviser had potential to generate reasonable returns for shareholders.

Fee Rate and Profitability. The Board discussed the Adviser’s proposed management fee of 1.50% for the Fund, noting that it was on favorable compared to similarly managed accounts by the Adviser. The Board recognized that the Fund would also have a contractual expense limitation of 2.99%. The Board concluded that the proposed management fee was not unreasonable.

The Board reviewed a profitability analysis provided by the Adviser and noted that it anticipated realizing no profit the first year of the Fund’s operation and a reasonable profit during the second year of operation. The Board reviewed the analysis provided by the Adviser and acknowledged the Fund had unique and time intensive strategy. After further discussion, the Board agreed that the Adviser’s projected profitability was not excessive.

Economies of Scale. The Board noted that economies of scale had not been reached as the Fund had not yet launched. The Board discussed future opportunities for breakpoints as the assets of the Fund grew. The Board discussed the potential fallout benefits the Adviser would receive from the Fund noting that the Adviser had private funds with similar strategies.

Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice of independent counsel, the Board determined that it was in the best interests of the Fund and its future shareholders to approve the Management Agreement.

SUB-ADVISERS:

The Board, including those Trustees who were determined to not be “interested persons” of the Trust (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act voting separately, has reviewed and approved the OneAscent Capital Opportunities Fund’s (the “Fund”) sub-advisory agreements (the “Sub-Advisory Agreements”) with Investment Research Partners (“IRP”) and Bonaventure Capital LLC (“Bonaventure”) (together, the “Sub-Advisers”) for an initial two-year term. The Board reviewed and discussed information provided in support of the Sub-Advisory Agreements at their 2024 meetings. The Board unanimously approved the Sub- Advisory Agreements at a meeting held on April 5, 2024, at which all of the Trustees were present (the “Meeting”) subject to Fund management’s further review of certain conditions, which were later ratified on December 11, 2024.

Investment Research Partners

Nature, Extent and Quality of Services. The Board reviewed the experience and credentials of IRP’s key personnel and discussed the investment sub-advisory services IRP would provide to the Fund. The Board noted IRP’s personnel had strong industry experience. The Board observed that IRP would be primarily focused on sourcing and evaluating private funds for the portfolio but would also serve on the Fund’s Investment Committee. The Board noted that IRP had cyber security procedures in place. The Board interviewed the CCO, discussed IRP’s compliance program and observed that IRP reported no material compliance or litigation issues within the past 36 months. The Board discussed the results of IRP’s 2023 SEC examination. The Board agreed that IRP has the experience and resources necessary to provide quality service to the Fund.

Investment Advisory Agreement Approval (Unaudited) (continued)

Fund Performance. The Board reviewed the performance information provided by IRP for two private funds with similar strategies to the Fund. The Board observed that Foundation Premium Income fund underperformed its benchmark index, for the 1-year period but outperformed the benchmark since inception. The Board noted that the Foundation Green Income Fund had greatly outperformed the benchmark index for the 1-year and since inception periods. The Board concluded that IRP is capable of providing performance that is acceptable.

Fee Rate and Profitability. The Board noted that IRP would receive 20% of the net management fee earned by the Adviser, after the Adviser has re-couped its startup costs. The Board noted this was in comparison to the 1.50% management fee IRP charged for other private funds along with a 10% performance fee. The Board observed that the proposed fees were also favorable when compared to IRP’s other private fund which included a 50% net management fee, and 1.0% - 1.5% additional management fee. The Board determined that the sub-advisory fee to be charged with respect to the Fund, the sub-advisory fee in relation to the total investment advisory fee, and the allocation of fees between the Adviser and IRP were not unreasonable.

The Board reviewed the profitability analysis provided by IRP, noting that RIP did not expect to earn a profit in year 1 but expected to earn a reasonable profit in year 2. The Board agreed that excessive profitability was not an issue for IRP at this time.

Economies of Scale. The Board considered whether IRP would realize economies of scale with respect to the sub-advisory services provided to the Fund during the initial term of the sub-advisory agreement and concluded this was unlikely. The Board agreed that this was primarily an advisor level issue and should be considered with respect to the overall management contract, taking into consideration the impact of the sub-advisory expense.

Having requested and received such information from IRP as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

Bonaventure Capital LLC

Nature, Extent and Quality of Services. The Board observed that the key personnel from Bonaventure had extensive experience in the industry and strong academic backgrounds. The Board discussed that Bonaventure would be responsible for sourcing and evaluating direct investments for the Fund and serving as members of the Fund’s Investment Committee. The Board interviewed the CCO and discussed Bonaventure’s compliance program and reviewed the compliance manual provided. The Board discussed the results of the SEC examinations that were conducted in 2021 and 2023 and noted that there had been no litigation or regulatory actions initiated in the last 36 months. The Board agreed that Bonaventure had the experience and resources necessary to provide quality services to the Fund.

Fund Performance. The Board reviewed the performance information presented by Bonaventure for a separately managed account and three pooled investment vehicles. The Board considered the estimated returns for each of the funds and the types of investments each of the funds were focused in. The Board recognized that the performance was not a direct correlation the Fund as the Fund’s

Investment Advisory Agreement Approval (Unaudited) (continued)

strategy differed from each of the private funds included. The Board concluded that Bonaventure had the potential to provide favorable returns to future shareholders.

Fee Rate and Profitability. The Board noted that Bonaventure would receive 10% of the 1.50% management fee for the Fund. The Board discussed the allocation of fees between the Bonaventure and the Adviser and other Sub-Adviser relative to their respective duties and agreed that the allocation was appropriate. The Board noted that the fee charged to Fund was less than the fee Bonaventure charged for its private funds. After further discussion, the Board concluded that the sub-advisory fee to be charged with respect to the Fund was not unreasonable and the sub-advisory fee, in relation to the total advisory fee, was not unreasonable.

The Board observed that Bonaventure did not expect to make a profit the year 1, but expected to make a small profit in year 2. The Board agreed that excessive profitability was not an issue for Bonaventure at this time.

Economies of Scale. The Board considered whether Bonaventure would realize economies of scale with respect to the sub-advisory services provided to the Fund during the initial term of the Sub- Advisory Agreement and concluded this was unlikely. The Board agreed that this was primarily an adviser level issue and should be considered with respect to the overall management contract, taking into consideration the impact of the sub-advisory expense.

Having requested and received such information from Bonaventure as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its future shareholders.

PRIVACY NOTICE	April 5, 2024

FACTS	WHAT DOES ONEASCENT CAPITAL OPPORTUNITIES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■	Social Security number
	■	Assets
	■	Retirement Assets
	■	Transaction History
	■	Checking Account Information
	■	Purchase History
	■	Account Balances
	■	Account Transactions
	■	Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons OneAscent Capital Opportunities Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does OneAscent Capital Opportunities Fund share?	Can you limit this sharing?

For our everyday business purposes –
such as to process your transactions, maintain your

account(s), respond to court orders and legal investigations, or report to credit bureaus such as to process your transactions, maintain your

account(s), respond to court orders and legal investigations, or report to credit bureaus

	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 833-632-5139

Who we are
Who is providing this notice?	OneAscent Capital Opportunities Fund
What we do
How does OneAscent Capital Opportunities Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does OneAscent Capital Opportunities Fund collect my personal information?	We collect your personal information, for example, when you
	■	Open an account
	■	Provide account information
	■	Give us your contact information
	■	Make deposits or withdrawals from your account
	■	Make a wire transfer
	■	Tell us where to send the money
	■	Tells us who receives the money
	■	Show your government-issued ID
	■	Show your driver’s license
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
	■	Sharing for affiliates’ everyday business purposes – information about your creditworthiness
	■	Affiliates from using your information to market to you
	■	Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	■	OneAscent Capital Opportunities Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	■	OneAscent Capital Opportunities Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	■	OneAscent Capital Opportunities Fund doesn’t jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 632-5139 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Kenneth G.Y. Grant, Chair Daniel J. Condon, Independent Trustee David R. Carson, Interested Trustee	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800 Cleveland, OH 44115

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, Suite 2000 Cincinnati, OH 45202

INVESTMENT ADVISER OneAscent Capital, LLC 23 Inverness Center Parkway Birmingham,AL 35242	CUSTODIAN Huntington Bank, N.A. 41 South High Steet Columbus, OH 43287

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

(b)	Not applicable to Registrant.

Item 2. Code of Ethics.

The Registrant, as of the end of the period covered by this report on Form N-CSR, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the Registrant. During the period covered by this report, no amendments were made to the provisions of the code of ethics and no implicit or explicit waivers to the provisions of the code of ethics were granted. The Registrant’s code of ethics is attached as an exhibit to this report.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit financial expert. The board of trustees determined that, although none of its members meet the technical definition of an audit expert, the board has sufficient financial expertise to adequately perform its duties.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the Registrant’s fiscal year ended March 31, 2025 the aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements was $16,400.

(b)	Audit-Related Fees: For the Registrant’s fiscal year ended March 31, 2025 the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s annual financial statements and are not reported under paragraph (a) of this Item was $0.

(c)	Tax Fees: For the Registrant’s fiscal year ended March 31, 2025 the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning was $3,300.

(d)	All Other Fees: For the Registrant’s fiscal year March 31, 2025 the aggregate fees billed by the principal accountant for services other than the services reported in paragraphs (a) through (c) of this item was $0.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures: All services to be performed by the Registrant’s principal accountant must be pre-approved by the Registrant’s audit committee.

(e)(2)	No services described in paragraphs (b) through (d) were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Fund and the Fund’s investment adviser for the fiscal year ended March 31, 2025 was $0.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this report.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 1.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser involving a conflict of interest.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund toll-free at 833-632-5139; and (2) on the SEC’s website at http://www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling toll-free at 833-632-5139 and will be sent within three business days of receipt of a request.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Registrant’s Portfolio Managers as of March 31, 2025 are as follows:

Name	Title	Length of Service	Business Experience Over the Last 5 Years
John Siverling	Portfolio Manager	Since December 2024	President and Director of Private Markets & Impact Advocacy, OneAscent Capital LLC (since June 2021); Managing Partner, JAS Ventures (since January 2006); Executive Director, Christian Investment Forum (2011-2020).
Cole Pearson	Portfolio Manager	Since December 2024	President of Investment Solutions, OneAscent Capital LLC and OneAscent Investment Solutions (since July 2018).
Nathan Willis	Portfolio Manager	Since December 2024	Director of Portfolio Strategy, OneAscent Capital LLC and OneAscent Advisor Solutions (since June 2021); CIO, Greenhawk Corporation (2019-2020).
Steve Dauphin	Portfolio Manager	Since December 2024	Partner and Co-Founder, Bonaventure Capital, LLC (since 1998).
Carter Burleson	Portfolio Manager	Since December 2024	Director, Bonaventure Capital, LLC (since August 2021); Venture Fellow, DigitalDX Ventures (2020-2021); Chief Operating Officer, Yellow Card Financial (2018-2020).
Martin Wildy	Portfolio Manager	Since December 2024	Partner and Co-Founder, Investment Research Partners (since 2019).
Derek Varner	Portfolio Manager	Since December 2024	Partner, Investment Research Partners (since February 2021); Associate Director of Investments, Bucknell University (2014-2021).

(a)(2)	Other accounts managed by the Registrant’s Portfolio Managers as of March 31, 2025:

Name of Portfolio Manager	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
John Siverling	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	3	$26,200,000	3	$25,500,000
	Other accounts	0	0	0	0
Cole Pearson	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	5	$135,300,000	2	$22,000,000
	Other accounts	0	0	0	0
Nathan Willis	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	5	$135,300,000	0	0
	Other accounts	0	0	0	0
Steve Dauphin	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	5	$50,000,000	5	$50,000,000
	Other accounts	0	0	0	0
Carter Burleson	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	2	$20,900,000	2	$20,900,000
	Other accounts	1	$16,400,000	1	$16,400,000
Martin Wildy	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	1	$17,800,000	1	$17,800,000
	Other accounts	0	0	0	0
Derek Varner	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	1	$56,000,000	0	0
	Other accounts	0	0	0	0

(a)(3)	Portfolio Manager compensation as of March 31, 2025:

The Portfolio Managers’ compensation will not be based on the investment performance of the Fund. The compensation of Mr. Siverling, Mr. Pearson and Mr. Willis will be a function of the overall profitability of the Adviser. The compensation of Mr. Dauphin and Mr. Burleson will be a function of the overall profitability of Bonaventure Capital, LLC. The compensation of Mr. Wildy and Mr. Varner will be a function of the overall profitability of Investment Research Partners.

(a)(4)	Dollar range of securities owned by the Registrant’s Portfolio Managers as of March 31, 2025:

Name of Portfolio Manager	Dollar Range[1]
John Siverling	$1-$10,000
Cole Pearson	None
Nathan Willis	$1-$10,000
Steve Dauphin	None
Carter Burleson	None
Martin Wildy	None
Derek Varner	None

1	Dollar Ranges are as follows: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 - $1,000,000, or; over $1,000,000

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

None.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	OneAscent Capital Opportunities Fund

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	6/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	6/9/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	6/9/2025